Reinsurance - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Effects of Reinsurance [Line Items]
Reinsurance recoverables and receivables, collateral	$ 3,441,677	$ 3,703,239
Reinsurance recoverables and receivables	4,105,078	4,079,593
Reinsurance Agreements, during the 1999 acquisition of Life USA Holding, Inc.
Effects of Reinsurance [Line Items]
Reinsurance recoverables and receivables	2,439,060	2,411,817
Minimum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	1,000	1,000
Maximum
Effects of Reinsurance [Line Items]
Reinsurance retained amount per individual	$ 5,000	$ 5,000